Revenue - Detailed Information about Revenue (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Revenue [abstract]
Revenue	₨ 818,952	$ 10,863	₨ 900,750
Net mark-to-market gains (losses)	(12,995)	(172)	₨ (8,462)
Share of revenue of joint operations	₨ 12,760	$ 169